Bank loans - Disclosure Of Detailed Information About Borrowings Explanatory (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Bank loans
Long-term bank loan	¥ 0	¥ 50,040
Short-term bank loans, Carrying amount	324,263	30,019
Borrowings	¥ 324,263	¥ 80,059